Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Nature and Extent of Risks Arising from Financial Instruments
A portion of this effect would have been recognized as other comprehensive income since a portion of the Company’s borrowings was used as cash flow hedge of the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars (see Hedge Accounting - Cash Flow Hedge below for details).

		Functional currency
Net monetary position		Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
2019	U.S. Dollar	(31,730)	(43,860)	2,159	(73,431)
2018	U.S. Dollar	(26,037)	(48,050)	2,451	(71,636)
The following tables show the net monetary position of the respective subsidiaries within the Group categorized by functional currency. Non-U.S. Dollar amounts are presented in U.S. Dollars for purpose of these tables.

	2019 (*)
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Argentine Peso	(19,733)	—	—	(560)	(20,293)
Brazilian Reais	—	(196,081)	—	—	(196,081)
U.S. Dollar	(317,296)	(438,604)	21,586	48,091	(686,223)
Uruguayan Peso	—	—	(2,086)	—	(2,086)
Total	(337,029)	(634,685)	19,500	47,531	(904,683)

(*) It includes lease liabilities for the adoption of IFRS 16 (See Note 35.1)

	2018
	Subsidiaries’ functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Argentine Peso	(21,757)	—	—	—	(21,757)
Brazilian Reais	—	35,884	—	—	35,884
U.S. Dollar	(260,372)	(480,501)	24,512	115,681	(600,680)
Uruguayan Peso	—	—	(909)	—	(909)
Total	(282,129)	(444,617)	23,603	115,681	(587,462)

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
The tables below analyzes the Group’s non-derivative financial liabilities and derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result they do not reconcile to the amounts disclosed on the statement of financial position except for short-term payables where discounting is not applied.

At December 31, 2019	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	94,821	3,399	30	170	98,420
Borrowings	122,403	154,682	230,058	681,819	1,188,962
Leases Liabilities	46,370	52,372	89,259	121,081	309,082
Derivative financial instruments	1,423	—	—	—	1,423
Total	265,017	210,453	319,347	803,070	1,597,887

At December 31, 2018	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	95,956	6	18	187	96,167
Borrowings	190,671	74,478	286,557	636,836	1,188,542
Derivative financial instruments	258	25	—	—	283
Total	286,885	74,509	286,575	637,023	1,284,992

Schedule of Maturity Analysis for Derivative Financial Liabilities
The tables below analyzes the Group’s non-derivative financial liabilities and derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result they do not reconcile to the amounts disclosed on the statement of financial position except for short-term payables where discounting is not applied.

At December 31, 2019	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	94,821	3,399	30	170	98,420
Borrowings	122,403	154,682	230,058	681,819	1,188,962
Leases Liabilities	46,370	52,372	89,259	121,081	309,082
Derivative financial instruments	1,423	—	—	—	1,423
Total	265,017	210,453	319,347	803,070	1,597,887

At December 31, 2018	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 Years	Total
Trade and other payables	95,956	6	18	187	96,167
Borrowings	190,671	74,478	286,557	636,836	1,188,542
Derivative financial instruments	258	25	—	—	283
Total	286,885	74,509	286,575	637,023	1,284,992

Schedule of Financial Instruments by Type of Interest Rate
The following tables show a breakdown of the Group’s fixed-rate and floating-rate borrowings per currency denomination and functional currency of the subsidiary issuing the loans (excluding finance leases). These analyses are performed after giving effect to interest rate swaps.

The analysis for the year ended December 31, 2019 and 2018 is as follows:

	2019
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Fixed rate:
Argentine Peso	549	—	—	—	549
Brazilian Reais	—	142,142	—	—	142,142
U.S. Dollar	128,464	77,378	15,113	504,814	725,769
Subtotal fixed-rate borrowings	129,013	219,520	15,113	504,814	868,460
Variable rate:
Brazilian Reais	—	13,604	—	—	13,604
U.S. Dollar	79,339	6,877	—	—	86,216
Subtotal variable-rate borrowings	79,339	20,481	—	—	99,820
Total borrowings as per statement of financial position	208,352	240,001	15,113	504,814	968,280

	2018
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Fixed rate:
Argentine Peso	2,320	—	—	—	2,320
Brazilian Reais	—	62,939	—	—	62,939
U.S. Dollar	49,218	87,722	16,510	504,368	657,818
Subtotal fixed-rate borrowings	51,538	150,661	16,510	504,368	723,077
Variable rate:
Brazilian Reais	—	19,329	—	—	19,329
U.S. Dollar	111,453	7,662	—	—	119,115
Subtotal variable-rate borrowings	111,453	26,991	—	—	138,444
Total borrowings as per analysis	162,991	177,652	16,510	504,368	861,521
Finance leases	595	—	—	—	595
Total borrowings as per statement of financial position	163,586	177,652	16,510	504,368	862,116

For the years ended December 31, 2019 and 2018, if interest rates on floating-rate borrowings had been 1% higher with all other variables held constant, the Group’s Profit before income tax for the years would have decreased as shown below. A 1% decrease in interest rates would have an equal and opposite effect on the income statement.

	2019
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	Uruguayan Peso	U.S. Dollar	Total
Variable rate:
Brazilian Reais	—	(136)	—	—	(136)
U.S. Dollar	(793)	(69)	—	—	(862)
Total effects on profit before income tax	(793)	(205)	—	—	(998)

	2018
	Subsidiaries’ functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reias	Uruguayan Peso	U.S. Dollar	Total
Variable rate:
Brazilian Reais	—	(193)	—	—	(193)
U.S. Dollar	(1,115)	(77)	—	—	(1,192)
Total effects on profit before income tax	(1,115)	(270)	—	—	(1,385)

Schedule of Capital Risk Management
During the year ended December 31, 2019, the strategy was to maintain the gearing ratio within 0.40 to 0.60, as follows:

	2019	2018
Total debt	968,280	862,116
Total equity	1,028,883	1,108,145
Total capital	1,997,163	1,970,261
Gearing ratio	0.48	0.44

Schedule of Financial Instruments
The following tables show the outstanding positions for each type of derivative contract as of the date of each statement of financial position:

▪	Futures/ options

As of December 31, 2019:

	2019
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Corn	221	923	445	(446)
Soybean	107	7,118	759	(687)
Wheat	13	515	(28)	28
Sugar	101,498	29,409	(1,342)	1,155
Total	101,839	37,965	(166)	50

As of December 31, 2018:

	2018
Type of derivative contract	Quantities (thousands) (**)	Notional amount	Fair Value Asset/ (Liability)	(Loss)/Gain (*)
Futures:
Sale
Corn	(97)	(14,791)	(209)	(209)
Soybean	25	8,089	527	177
Wheat	(14)	(2,483)	(11)	(85)
Sugar	208,837	64,753	5,483	12,765
Options:
Buy put
Sugar	6,326	128	267	393
Sell call
Sugar	1,118	132	(25)	(156)
Total	216,195	55,828	6,032	12,885
(*) Included in the line item “(Loss) / Gain from commodity derivative financial instruments” of Note 8.
(**) All quantities expressed in tons and m3.
Commodity future contract fair values are computed with reference to quoted market prices on future exchanges.